Long-Term Bank Loan (Details Narrative) - USD ($)			12 Months Ended
	Sep. 09, 2021	Sep. 06, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt instrument, balloon payment amount			$ 2,000,000
Debt Instrument, Maturity Date			September 2025
Debt instrument, repayment terms			The loan was payable in sixteen consecutive quarterly installments of $500,000 each
Security cover ratio covenant			120.00%
Aegean Express [Member]
Debt instrument, balloon payment amount			$ 700,000
Debt Instrument, Maturity Date			September 2025
Debt instrument, repayment terms			payable in 16 instalments of $175,000 each
Interest expense relating to the loan			$ 32,249	$ 205,274	$ 208,300
Long-term Debt		$ 3,500,000
Corfu Navigation Ltd.
Proceeds from issuance of long-term debt	$ 6,500,000
Sinopac
Long-term Debt		10,000,000
Proceeds from issuance of long-term debt		$ 5,525,000
Name of debt instrument		term loan facility with Sinopac Capital International (HK) Limited
Jonathan John Shipping Ltd.
Proceeds from issuance of long-term debt	$ 3,500,000
Secured Overnight Financing Rate [Member]
Interest Rate Margin			3.50%